Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Accumulated Other Comprehensive Income
December 31, 2015	$663,886	$(497,785)	$166,101
Other comprehensive loss	(76,608)	66,963	(9,645)
December 31, 2016	587,278	(430,822)	156,456
Other comprehensive loss	(146,545)	121,699	(24,846)
December 31, 2017	$440,733	$(309,123)	$131,610